UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended						9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
OPERATING EXPENSES
General and administrative	$ 417,108			$ 293,016			$ 1,272,015	$ 765,866	$ 618,777	$ 1,368,675
Loss from operations	417,108			293,016			1,272,015	765,866	618,777	1,368,675
OTHER INCOME
Change in fair value of derivative liability									190,208
Change in fair value of warrant liability				620,000				8,192,000	10,808,000	8,452,000
Interest income from Trust account									6,330	2,920,785
Interest income from checking account	1,660			793			2,946	917		2,135
Dividend income Trust Account	366,916			911,773			1,646,951	1,204,892
Total other income	368,576			1,532,566			1,649,897	9,397,809	(9,247,535)	(11,374,920)
NET (LOSS) INCOME	$ (48,532)	$ 1,032,816	$ (606,402)	$ 1,239,550	$ 4,245,886	$ 3,146,507	$ 377,882	$ 8,631,943	$ 8,628,758	$ 10,006,245
Class A common stock
OTHER INCOME
Weighted average shares outstanding, basic (in shares)	2,528,906			20,000,000			4,095,170	20,000,000	9,879,518	20,000,000
Weighted average shares outstanding, diluted (in shares)	2,528,906			20,000,000			4,095,170	20,000,000	9,879,518	20,000,000
Basic net (loss) income per share	$ 0.09			$ 0.06			$ 0.26	$ 0.36	$ 0.58	$ 0.43
Diluted net (loss) income per share	$ 0.09			$ 0.06			$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B common stock
OTHER INCOME
Weighted average shares outstanding, basic (in shares)	5,000,000			5,000,000			5,000,000	5,000,000	5,000,000	5,000,000
Weighted average shares outstanding, diluted (in shares)	5,000,000			5,000,000			5,000,000	5,000,000	5,000,000	5,000,000
Basic net (loss) income per share	$ (0.06)			$ 0.01			$ (0.14)	$ 0.30	$ 0.58	$ 0.28
Diluted net (loss) income per share	$ (0.06)			$ 0.01			$ (0.14)	$ 0.30	$ 0.58	$ 0.28